Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Limited partners	General partner	Capital Preference shares	Capital Limited partners	Capital General partner	Retained earnings Limited partners	Retained earnings General partner	Ownership changes Limited partners	Ownership changes General partner	Accumulated other compre-hensive (loss) income Limited partners	Accumulated other compre-hensive (loss) income General partner	Non-controlling interests Redeemable/ exchangeable and special limited partnership units	Non-controlling interests Limited partnership units of Brookfield Office Properties Exchange LP	Non-controlling interests FV LTIP units of the Operating Partnership	Non-controlling interests Class A shares of Brookfield Property REIT Inc. Class A	Non-controlling interests Interests of others in operating subsidiaries and properties
Beginning balance at Dec. 31, 2016	$ 34,161	$ 7,536	$ 6		$ 5,743	$ 4	$ 2,085	$ 2	$ 127		$ (419)	$ 0	$ 14,523	$ 293			$ 11,803
Net income	2,468	136					136						233	6			2,093
Other comprehensive income	880	183									183		312	8			377
Total comprehensive income	3,348	319					136				183		545	14			2,470
Distributions	(3,515)	(301)					(301)						(516)	(13)			(2,685)
Preferred distributions	0
Issuances / repurchases of equity interests in operating subsidiaries	1,130	(165)			(136)		(42)		13				(53)	(2)			1,350
Exchange of exchangeable units	0	6			6								1	(7)
Ending balance at Dec. 31, 2017	35,124	7,395	6		5,613	4	1,878	2	140	$ 0	(236)	0	14,500	285		$ 0	12,938
Net income	3,654	764	0				764	0					1,085	17		112	1,676
Other comprehensive income	(416)	(178)									(178)		(252)	(4)		(26)	44
Total comprehensive income	3,238	586	0				764	0			(178)		833	13		86	1,720
Distributions	(3,798)	(410)					(410)						(551)	(9)		(89)	(2,739)
Preferred distributions	0
Issuances / repurchases of equity interests in operating subsidiaries	12,176	2,225			2,137		2		86				27			3,387	6,537
Exchange of exchangeable units	0	173			156				19		(2)		31	(204)
Conversion of Class A shares of Brookfield Property REIT Inc.	0	1,377			1,081				296				305			(1,682)
Change in relative interests of non-controlling interests	0	1,007	(2)						1,116	(2)	(109)		(2,405)	11		1,389
Ending balance at Dec. 31, 2018	46,740	12,353	4	$ 0	8,987	4	2,234	2	1,657	(2)	(525)	0	12,740	96	$ 0	3,091	18,456
Net income	3,157	884					884						896	6	1	169	1,201
Other comprehensive income	323	74									74		74	1		14	160
Total comprehensive income	3,480	958					884				74		970	7	1	183	1,361
Distributions	(4,491)	(573)					(573)						(580)	(4)	(1)	(108)	(3,225)
Preferred distributions	(15)	(15)					(15)
Issuances / repurchases of equity interests in operating subsidiaries	(779)	(468)		420	(439)		9		(38)				(21)		4	(107)	(607)
Exchange of exchangeable units	0	10			8				2				2	(12)
Conversion of Class A shares of Brookfield Property REIT Inc.	0	1,065			701				364							(1,065)
Change in relative interests of non-controlling interests	0	(56)							(25)		(31)		89		31	(64)
Ending balance at Dec. 31, 2019	$ 44,935	$ 13,274	$ 4	$ 420	$ 9,257	$ 4	$ 2,539	$ 2	$ 1,960	$ (1)	$ (482)	$ (1)	$ 13,200	$ 87	$ 35	$ 1,930	$ 15,985